Condensed Consolidated Statement of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)	$ (5,483,248)	$ (7,447,177)	$ (44,389,569)	$ (18,030,124)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	10,226	5,776	416,253	19,451
Amortization of debt discounts			3,796,991
Amortization of software cost			22,107,949	7,380,431
Impairment expense			652,921	1,549,669
Depreciation and amortization	105,836	5,776
Payroll tax expense related to stock based compensation			(75,000)
Stock based compensation	3,117,250	5,231,003	22,107,949	7,380,431
Interest and amortization of debt discount	350,196
Gain on sale of securities			1,599,489
(Gain) Loss on change in Fair Value of derivative liability		(53,898)	7,000,835	581,912
Non cash interest				1,265,376
Penalties related to note maturity				763,872
Changes in operating assets and liabilities
Accounts receivables		6,889	6,889	36,194
Prepaid and other	(534,961)		(19,803)	12,938
Security deposit	33,502
Advanced settlement	(10,394)
Deferred revenue		5,823	876,741	210,455
Accounts payable and other liabilities	(1,113,554)	(221,846)	(27,010)	27,010
Net Cash used in operating activities	(3,535,373)	(2,473,430)	(7,997,465)	(6,182,816)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired from acquisition of DDDigtal LLC			8,672
Cash acquired from acquition of Odava, LLC			2,601
Proceeds from sale of securities			250,000
Cash paid related to acquisition of Odava LLC			(40,570)
Purchase of equity investment			(100,002)	(23,750)
Purchase of convertible promissory note			(300,000)
Equity investment in High Times Holding Corp		(100,002)
Investment in DDDigital LLC		8,672	78,000	60,000
Purchase of Property and Equipment		(30,722)	(57,534)
Net Cash used in investing activities		(122,052)	(314,833)	(83,750)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible note			942,500	1,420,000
Proceeds from common stock sales	3,304,000		2,676,644	5,000,275
Proceeds from exercise of warrants	63,000	4,443,196	4,759,762	1,133,494
Proceeds from exercise of options				25,000
Payments of advances	(245,000)		770,000
Proceeds from advances	397,500	6,504
Repayment of loans	(510,938)		(9,511)
Repayments of convertible notes				(1,324,029)
Net cash provided by financing activities	3,008,562	4,449,700	9,139,395	6,254,740
NET INCREASE IN CASH	(526,811)	1,854,218	827,097	(11,826)
Cash, beginning of period	1,201,587	374,490	374,490	386,316
Cash, end of period	674,776	2,228,708	1,201,587	374,490
Non cash investing and financing activities:
Common stock issued in settlement of debt	636,250	108,100	108,100	1,359,891
Proceeds received from subscriptions receivable	564,000
Common stock issued in payment of penalties related to notes payable				163,621
Common stock issued to acquire DDDigtal LLC		2,883,220	2,883,220
Net assets acquired from acquisition of DDDigtal LLC		15,588	15,448
Derivative liability reclassed to retained earnings	$ 9,493,307
Common stock issued to acquire Odava, LLC			1,966,250
Net assets acquired from acquisition of Odava, LLC			2,601
Reclassification of liability warrants from equity in connection with the sale of common stock			1,003,870
Reclassification of derivative liability to equity upon note prepayment(s)				1,555,407
Reclassification of derivative liability to equity upon warrant exercise(s)		$ 610,967	$ 610,966
Beneficial conversion feature relating to convertible note payable				$ 945,596